CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2024 and December 31, 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Cash	¥16,473,018	¥74,929,137	$10,265,250
Short-term investments	88,091,794	—	—
Due from intercompany*	375,736,992	377,505,218	51,718,003
Other current assets	170,158,947	198,920,232	27,251,960
Total Current Assets	650,460,751	651,354,587	89,235,213

Investment in subsidiaries and VIEs	(145,408,577)	(161,500,924)	(22,125,536)
Total Assets	¥505,052,174	¥489,853,663	$67,109,677

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	2,490,668	1,299,299	178,003
Total Current Liabilities	2,490,668	1,299,299	178,003

Warrant liability - non-current	6,969	17,504	2,398
Total Liabilities	¥2,497,637	¥1,316,803	$180,401

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 7,987,959 shares and 7,987,959 shares issued and outstanding as of June 30, 2024 and December 31, 2024, respectively**	99,634	99,634	13,650
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 7,100,000 shares and 20,000,000 shares issued and outstanding as of June 30, 2024 and December 31, 2024, respectively**	4,693	14,038	1,923
Additional paid-in capital**	681,476,717	686,830,523	94,095,396
Accumulated deficit	(216,163,156)	(236,751,485)	(32,434,820)
Accumulated other comprehensive income	37,136,649	38,344,150	5,253,127
Total Shareholders’ Equity	502,554,537	488,536,860	66,929,276

Total Liabilities and Shareholders’ Equity	¥505,052,174	¥489,853,663	$67,109,677
*	Due from intercompany are eliminated upon consolidation.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

General and administrative expenses	11,698,953	11,962,691	1,638,882
Loss from operations	¥(11,698,953)	¥(11,962,691)	$(1,638,882)

Loss in fair value changes of warrants liability	(1,941,195)	(10,327)	(1,415)
Other income (expenses)	(960,280)	5,846,562	800,976
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	(7,954,486)	(14,461,878)	(1,981,269)
Net loss	¥(22,554,914)	¥(20,588,334)	$(2,820,590)

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs’ subsidiaries	(4,609,399)	1,207,501	165,427
Comprehensive loss attributable to the company	¥(27,164,313)	¥(19,380,833)	$(2,655,163)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Cash flows from operating activities:
Net loss	¥(22,554,914)	¥(20,588,334)	$(2,820,590)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss in fair value changes of warrants liability	10,461,075	10,327	1,415
Restricted shares issued for management and employees	2,866,560	5,353,151	733,379
Accrued interest income from loans to third parties	(3,088,457)	(5,381,364)	(737,244)
Accrued interest income from short-term investment	(2,352,250)	—	—
Restricted shares issued for services	1,070,144	—	—
Equity in earnings of subsidiaries and VIEs	7,954,486	14,461,878	1,981,269
Other current assets	7,289,074	78,508	10,756
Other current liabilities	(2,516,342)	(1,191,370)	(163,217)
Net cash used in operating activities	(870,624)	(7,257,204)	(994,232)

Cash flows from investing activities:
Repayments from loans to third parties	24,849,650	—	—
Payments made for loans to third parties	—	(21,897,900)	(3,000,000)
Payments for short-term investments	(113,598,400)	—	—
Redemption of short - term investments	—	88,892,092	12,178,167
Due from intercompany, VIEs and VIEs’ subsidiaries	(64,916,652)	(1,768,224)	(242,246)
Net cash (used in) generated by investing activities	(153,665,402)	65,225,968	8,935,921

Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs	—	(810,082)	(110,981)
Redemption of warrants	(31,866,604)	—	—
Net cash used in financing activities	(31,866,604)	(810,082)	(110,981)

Effect of exchange rate fluctuation on cash	(15,086,688)	1,297,437	177,748

Net (decrease) increase in cash	(201,489,318)	58,456,119	8,008,456

CASH, beginning of period	236,146,589	16,473,018	2,256,794

CASH, end of period	¥34,657,271	¥74,929,137	$10,265,250